Statement of Net Assets Available for Benefits - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Total investments, at fair value	$ 379,879,535	$ 336,728,803
Notes Receivable from Participants	4,820,514	5,049,944
Net Assets Available for Benefits	$ 384,700,049	$ 341,778,747